SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Common Share (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest income		$ 31,669
Unrealized Gain on Marketable Securities		362
Net loss	$ (492)	(1,061,802)
Less: Redeemable Net Earnings	0	0
Non-Redeemable Net Loss	$ (492)	$ (1,061,802)
Weighted average shares outstanding, basic and diluted	1,250,000	1,912,761
Basic and diluted net loss per common share	$ 0.00	$ (0.56)
Common stock subject to possible redemption
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest income	$ 0	$ 27,904
Unrealized Gain on Marketable Securities	0	319
Income Tax, Franchise Tax, and Regulatory Compliance Fees	0	(28,233)
Net Earnings	$ 0	$ 0
Weighted average shares outstanding, basic and diluted	0	5,061,856
Basic and diluted net loss per common share	$ 0.00	$ 0.00
Common stock not subject to redemption
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares outstanding, basic and diluted	1,250,000	1,912,761
Basic and diluted net loss per common share	$ 0.00	$ (0.56)